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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09275

GARTMORE MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

94 NORTH BROADWAY, IRVINGTON, NY	10533
(Address of principal executive offices)	(Zip code)

MARK P. BRONZO

94 NORTH BROADWAY

IRVINGTON NY, 10533

(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 674-5700

Date of fiscal year end: 06/30/2006

Date of reporting period: 09/30/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Focus Fund

Statement of Investments

September 30, 2005

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (100.8%)
Basic Materials (3.1%)
Monsanto Co.	4,087	$256,459

Consumer Cyclical (17.5%)
eBay, Inc. (b)	6,471	266,605
Harrah’s Entertainment, Inc.	2,566	167,278
Kohl’s Corp. (b)	3,373	169,257
Lowe’s Cos., Inc.	3,921	252,512
Staples, Inc.	11,994	255,712
Starwood Hotels & Resorts Worldwide, Inc.	5,947	339,990

		1,451,354

Consumer Staples (9.4%)
Gillette Co.	7,462	434,289
PepsiCo, Inc.	6,085	345,080

		779,369

Energy (3.1%)
Nabors Industries Ltd. (b)	3,564	256,002

Finance (7.1%)
American Express Co.	4,351	249,921
Lehman Brothers Holding, Inc.	2,891	336,744

		586,665

Healthcare (24.0%)
Abbott Laboratories	5,847	247,913
Aetna, Inc.	4,032	347,315
Amgen, Inc. (b)	4,019	320,194
Caremark Rx, Inc. (b)	5,181	258,687
Fisher Scientific International, Inc. (b)	4,052	251,427
Johnson & Johnson	5,281	334,182
Medtronic, Inc.	4,559	244,454

		2,004,172

Industrials (9.2%)
Caterpillar, Inc.	4,334	254,622
Emerson Electric Co.	3,530	253,454
United Technologies Corp.	4,878	252,876

		760,952

Technology (24.2%)
AutoDesk, Inc.	5,863	272,278
Broadcom Corp. (b)	6,340	297,409
Corning, Inc. (b)	12,000	231,960
Google, Inc., Class A (b)	1,059	335,131
Intel Corp.	13,704	337,805
Juniper Networks, Inc. (b)	10,985	261,333
Motorola, Inc.	12,917	285,337

		2,021,253

Transportation (3.2%)
Burlington Northern Santa Fe Corp.	4,380	261,924

Total COMMON STOCKS		8,378,150

CASH EQUIVALENTS (1.0%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 3.72%, dated 09/30/05, due 10/03/05, repurchase price $82,528)	$82,502	82,502

Total CASH EQUIVALENTS		82,502

Total Investments (Cost $7,778,146) (a) - 101.8%		8,460,652
Liabilities in excess of other assets - (1.8)%		(150,187)

NET ASSETS - 100.0%		$8,310,465

(a)	Cost for federal income tax purposes is $7,988,929 and differs from cost basis for financial reporting purposes by the amount of the losses recognized in excess of federal income tax reporting of approximately $210,783. Cost for federal tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$545,485
Unrealized depreciation	(73,762)

Net unrealized appreciation (depreciation)	$471,723

(b)	Denotes a non-income producing security.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

		(Registrant)	GARTMORE MUTUAL FUNDS

Date:	November 15, 2005	By (Signature and Title)		/s/ MARK P. BRONZO
			Name:	Mark P. Bronzo
			Title:	Chairman, President, & Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 15, 2005	By (Signature and Title)		/s/ DANIEL W. PORTANOVA
			Name:	Daniel W. Portanova
			Title:	Senior Vice President, Treasurer, & Chief Operating Officer

Date:	November 15, 2005	By (Signature and Title)		/s/ MARK P. BRONZO
			Name:	Mark P. Bronzo
			Title:	Chairman, President, & Chief Executive Officer